Long-term debt - Pre-Existing Loan Facilities 1 (Details) $ in Thousands	4 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	May 03, 2018 USD ($)	Aug. 23, 2018 USD ($)	Aug. 21, 2018 USD ($)	Sep. 28, 2018 USD ($)	Sep. 26, 2018 USD ($)	Nov. 05, 2018 USD ($)	Oct. 23, 2018 USD ($)	Dec. 31, 2019 USD ($)
NBG $30,000 Facility
Debt Instrument [Line Items]
Initiation date								Apr. 19, 2018
Maximum borrowing capacity								$ 30,000
Amount drawn down	$ 30,000
Maturity date								Feb. 28, 2023
Prepayment amount								$ 16,326
Frequency of payments								quarterly
Repayment installment								$ 359
Balloon installment								$ 4,516
Vessels provided as collateral								The NBG $30,000 Facility is secured by a first priority mortgage on the vessels Star Theta and Star Iris.
Line of credit facility, description								The NBG $30,000 Facility was used along with cash on hand to fully repay the outstanding amount of Commerzbank $120,000 Facility.
Commerzbank $120,000 Facilitiy
Debt Instrument [Line Items]
Repayments of debt	$ 34,726
Credit Agricole $43,000 Facility
Debt Instrument [Line Items]
Initiation date								Aug. 21, 2018
Maximum borrowing capacity								$ 43,000
Amount drawn down		$ 43,000
Vessels provided as collateral								The facility is secured by the vessels Star Borealis and Star Polaris.
Line of credit facility, description								The Credit Agricole $43,000 Facility was used to refinance the outstanding amount under the Credit Agricole $70,000 Facility.
Number of loan tranches								2
Credit Agricole $43,000 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down		21,500
Number of installments								20
Frequency of payments								quarterly
Repayment installment								$ 625
Balloon installment								$ 9,000
Credit Agricole $43,000 Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down		$ 21,500
Number of installments								20
Frequency of payments								quarterly
Repayment installment								$ 625
Balloon installment								$ 9,000
Credit Agricole $70,000 Facilitiy
Debt Instrument [Line Items]
Repayments of debt			$ 44,100
HSBC $80,000 Facility
Debt Instrument [Line Items]
Initiation date								Sep. 26, 2018
Maximum borrowing capacity								$ 80,000
Amount drawn down				$ 80,000
Expiration date								Aug. 31, 2023
Prepayment amount								$ 7,505
Frequency of payments								quarterly
Repayment installment								$ 2,140
Balloon installment								$ 29,095
Vessels provided as collateral								The facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Omicron and Star Zeta.
Line of credit facility, description								The HSBC $80,000 Facility was used to refinance the outstanding amount under the HSH Nordbank $64,500 Facility and HSBC $86,600 Facility.
HSH Nordbank $64,500 Facility and HSBC $86,600 Facility
Debt Instrument [Line Items]
Repayments of debt					$ 74,647
DNB $310,000 Facility
Debt Instrument [Line Items]
Initiation date								Sep. 27, 2018
Maximum borrowing capacity								$ 310,000
Expiration date								Sep. 30, 2023
Vessels provided as collateral								The loan is secured by a first priority mortgage on Big Bang, Strange Attractor, Big Fish, Pantagruel, Gargantua, Goliath, Maharaj, Star Poseidon, Star Nasia, Diva, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Sirius, Star Vega, Star Triumph, Star Charis, Star Suzanna, Star Angelina and Star Gwyneth.
Number of loan tranches								2
DNB $310,000 Facility | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 240,000
Amount drawn down				240,000
Number of installments								20
Frequency of payments								quarterly
Repayment installment								$ 8,696
Balloon installment								$ 66,087
Line of credit facility, description								The tranche of $240,000 was used to refinance the outstanding amount under the ABN $87,458 Facility, the DNB-SEB-CEXIM $227,500 Facility, the DNB $120,000 Facility, the Deutsche Bank AG $39,000 Facility and the ABN AMRO Bank N.V. $30,844 Facility.
DNB $310,000 Facility | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 70,000
Amount drawn down								$ 51,202
Number of installments								12
Frequency of payments								quarterly
Repayment installment, percentage								5.55%
Line of credit facility, description								The tranche of $70,000 was used to finance the acquisition and installation of scrubber equipment for the mortgaged vessels under the DNB $310,000 Facility.
ABN $87,458 Facility, DNB-SEB-CEXIM $227,500 Facility, DNB $120,000 Facility, Deutsche Bank AG $39,000 Facility and ABN AMRO Bank N.V $30,844 Facility
Debt Instrument [Line Items]
Repayments of debt				$ 240,440
Citi $130,000 Facility
Debt Instrument [Line Items]
Initiation date								Oct. 18, 2018
Maximum borrowing capacity								$ 130,000
Vessels provided as collateral								The Citi $130,000 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina and five of the Augustea Vessels Star Eva, Star Paola., Star Aphrodite, Star Lydia and Star Nicole.
Line of credit facility, description								The Citi $130,000 Facility was used to refinance the outstanding amount under the Citi Facility and the existing indebtedness of five of the Augustea Vessels.
Number of loan tranches								2
Citi $130,000 Facility | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 65,000
Amount drawn down							$ 65,000
Number of installments								20
Frequency of payments								quarterly
Repayment installment								$ 1,825
Date of first required payment								Jan. 31, 2019
Balloon installment								$ 28,500
Citi $130,000 Facility | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 65,000
Amount drawn down						$ 65,000
Number of installments								20
Frequency of payments								quarterly
Repayment installment								$ 1,825
Date of first required payment								Jan. 31, 2019
Balloon installment								$ 28,500
Citi Facility
Debt Instrument [Line Items]
Repayments of debt						$ 100,075